Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	$ 5,259,142	$ 42,981,741	$ 26,657,237
Realized gains on securities	457,236	289,900
Change in unrealized gains (losses) on open futures contracts	(29,941,761)	17,709,945	6,325,416
Change in unrealized gains (losses) on securities	(95,398)	148,005	(37,329)
Brokerage commissions	(612,323)	(534,077)	(350,002)
Net realized and unrealized gain (loss) on investments	(24,933,104)	60,595,514	32,595,322
Investment income (loss)
Interest income	36,217	108,312	479,710
Other income			1,235
MF Global loss	(7,817,523)
Investment income, total	(7,781,306)	108,312	480,945
Expenses
Management fees	2,301,655	1,686,487	904,114
Operating expenses	517,719	491,856	515,752
Support services fee	353,909	169,968
Servicing fees	165,840	141,370	109,508
Total expenses	3,339,123	2,489,681	1,529,374.00
Net investment loss	(11,120,429)	(2,381,369)	(1,048,429.00)
Net income (loss)	(36,053,533)	58,214,145	31,546,893
Total Index Series [Member]
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	6,048,457	39,937,080	25,981,116
Realized gains on securities	437,116	267,492
Change in unrealized gains (losses) on open futures contracts	(27,932,012)	16,195,091	6,260,663
Change in unrealized gains (losses) on securities	(92,490)	142,579
Brokerage commissions	(577,517)	(486,898)	(313,291)
Net realized and unrealized gain (loss) on investments	(22,116,446)	56,055,344	31,928,488
Investment income (loss)
Interest income	34,465	102,472	414,294
Other income			1,235
MF Global loss	(7,330,679)
Investment income, total	(7,296,214)	102,472	415,529
Expenses
Management fees	2,194,951	1,568,683	829,571
Operating expenses	466,268	426,979	471,978
Support services fee	337,502	160,240
Servicing fees	135,874	119,620	90,910
Total expenses	3,134,595	2,275,522	1,392,459
Net investment loss	(10,430,809)	(2,173,050)	(976,930)
Net income (loss)	(32,547,255)	53,882,294	30,951,558
Agricultural Sector Series [Member]
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	(789,315)	3,251,109	676,121
Realized gains on securities	20,120	20,788
Change in unrealized gains (losses) on open futures contracts	(2,009,749)	1,514,854	64,753
Change in unrealized gains (losses) on securities	(2,908)	5,426	(37,329)
Brokerage commissions	(34,806)	(43,746)	(36,711)
Net realized and unrealized gain (loss) on investments	(2,816,658)	4,748,431	666,834
Investment income (loss)
Interest income	1,752	4,957	65,416
MF Global loss	(486,844)
Investment income, total	(485,092)	4,957	65,416
Expenses
Management fees	106,704	107,078	74,543
Operating expenses	51,451	49,590	43,774
Support services fee	16,407	9,302
Servicing fees	29,966	21,679	18,598
Total expenses	204,528	187,649	136,915
Net investment loss	(689,620)	(182,692)	(71,499)
Net income (loss)	(3,506,278)	4,565,739	595,335
Energy Sector Series [Member]
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts		(206,448)
Realized gains on securities		1,620
Change in unrealized gains (losses) on open futures contracts
Change in unrealized gains (losses) on securities
Brokerage commissions		(3,433)
Net realized and unrealized gain (loss) on investments		(208,261)
Investment income (loss)
Interest income		883
Other income
MF Global loss
Investment income, total		883
Expenses
Management fees		10,726
Operating expenses		15,287
Support services fee		426
Servicing fees		71
Total expenses		26,510
Net investment loss		(25,627)
Net income (loss)		$ (233,888)